Goodwill and Other Intangible Assets-Future Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 2,530
2014	2,298
2015	2,298
2016	2,298
2017	1,788
Thereafter	$ 858